EATON VANCE GLOBAL BOND FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE SHORT DURATION STRATEGIC INCOME FUND
Supplement to Prospectus dated March 1, 2022 as revised April 29, 2022,
Statement of Additional Information dated March 1, 2022 as supplemented,
Summary Prospectuses of Eaton Vance Global Macro Absolute Return Fund and
Eaton Vance Global Macro Absolute Return Advantage Fund
dated March 1, 2022 as revised April 29, 2022 and
Summary Prospectus of Eaton Vance Emerging Markets Local Income Fund
dated March 1, 2022 as revised July 19, 2022

Effective June 30, 2023, the portfolio management team for Eaton Vance Global Macro Absolute Return Fund and Eaton Vance Global Macro Absolute Return Advantage Fund (the “Funds”) will be as follows:

Portfolio Managers

Patrick Campbell, Vice President of Eaton Vance Management (“Eaton Vance”) and Boston Management and Research (“BMR”), has managed the Funds and Global Macro Portfolio and Global Macro Absolute Return Portfolio (the “Portfolios”) since June 2021.

Hussein Khattab, Vice President of Eaton Vance Advisers International Ltd., has managed the Funds and the Portfolios since March 2022.

Kyle Lee, Vice President of Eaton Vance and BMR, has managed the Funds and the Portfolios since June 2021.

Federico Sequeda, Vice President of Eaton Vance and BMR, has managed the Funds and the Portfolios since June 2021.

Effective June 30, 2023, the portfolio management team for Eaton Vance Emerging Markets Local Income Fund (the “Local Income Fund”) will be as follows:

Portfolio Managers

Patrick Campbell, Vice President of Eaton Vance and BMR, has managed the Local Income Fund and the Emerging Markets Local Income Portfolio (the “Local Income Portfolio”) since July 2022.

Brian Shaw, Vice President of Eaton Vance and BMR, has managed the Local Income Fund and the Local Income Portfolio since June 2021.

January 19, 2023	41868 1.19.23